Commitments and Contingencies - Schedule of Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2025 CAD ($)
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	$ 224,414
2022 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	124,993
2023 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	83,329
Capital expenditure commitments [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	6,242
Mineral interests [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	7,441
Lease obligation [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	2,409
2026 [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	41,241
2026 [Member] | 2022 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	20,071
2026 [Member] | 2023 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	13,381
2026 [Member] | Capital expenditure commitments [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	6,242
2026 [Member] | Mineral interests [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	865
2026 [Member] | Lease obligation [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	682
Payments due by years 2027-2028 [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	69,795
Payments due by years 2027-2028 [Member] | 2022 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	40,143
Payments due by years 2027-2028 [Member] | 2023 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	26,762
Payments due by years 2027-2028 [Member] | Capital expenditure commitments [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments
Payments due by years 2027-2028 [Member] | Mineral interests [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	1,723
Payments due by years 2027-2028 [Member] | Lease obligation [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	1,167
Payments due by years 2029-2030 [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	69,082
Payments due by years 2029-2030 [Member] | 2022 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	40,143
Payments due by years 2029-2030 [Member] | 2023 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	26,762
Payments due by years 2029-2030 [Member] | Capital expenditure commitments [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments
Payments due by years 2029-2030 [Member] | Mineral interests [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	1,723
Payments due by years 2029-2030 [Member] | Lease obligation [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	454
Payments due by years 2031-2032 [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	44,296
Payments due by years 2031-2032 [Member] | 2022 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	24,636
Payments due by years 2031-2032 [Member] | 2023 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	16,424
Payments due by years 2031-2032 [Member] | Capital expenditure commitments [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments
Payments due by years 2031-2032 [Member] | Mineral interests [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	3,130
Payments due by years 2031-2032 [Member] | Lease obligation [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	$ 106